Financial investments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Investments
The Company has financial investments in CDB, with daily liquidity

	December 31, 2022	December 31, 2021
Banco BV	289,909	262,465
Banco Itaú Unibanco S/A	403,732	366,906
Banco Bradesco S/A	578,752	524,791
Banco BTG Pactual S/A	404,363	367,361
Banco do Brasil S/A	1,117	911,862
	1,677,873	2,433,385